Short-Term Investments (Details) - Schedule of Short Term Investments	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Short Term Investments [Abstract]
Marketable securities	¥ 659,278,049	$ 92,506,882	¥ 435,659,383